Shareholders' Equity and Redeemable Non-controlling Interests, Share repurchase authorization (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share repurchase authorization [Line Items]
Shares repurchased (in shares)				4,397,754	5,163,334	50,685
Average purchase price (in dollars per share)				$ 92.41	$ 92.37	$ 78.93
Total purchase price, including commissions and fees				$ 406	$ 477	$ 4
Cash paid for shares repurchased				$ 420	$ 463	$ 4
2022 Share Repurchase Authorization [Member]
Share repurchase authorization [Line Items]
Stock repurchase authorization shares authorized to be repurchased	34,000,000
Stock repurchase authorization expiration date	Nov. 27, 2023
Shares repurchased (in shares)				2,286,216
Average purchase price (in dollars per share)				$ 87.50
Total purchase price, including commissions and fees				$ 200
2021 Share Repurchase Authorization [Member]
Share repurchase authorization [Line Items]
Stock repurchase authorization shares authorized to be repurchased		34,000,000
Stock repurchase authorization expiration date		Nov. 28, 2022
Shares repurchased (in shares)				2,111,538	5,163,334
Average purchase price (in dollars per share)				$ 97.72	$ 92.37
Total purchase price, including commissions and fees				$ 206	$ 477
2020 Share Repurchase Authorization [Member]
Share repurchase authorization [Line Items]
Stock repurchase authorization shares authorized to be repurchased			34,000,000
Stock repurchase authorization expiration date			Nov. 29, 2021
Shares repurchased (in shares)						0
Average purchase price (in dollars per share)						$ 0
Total purchase price, including commissions and fees						$ 0
Sept 2019 Share Repurchase Authorization [Member]
Share repurchase authorization [Line Items]
Shares repurchased (in shares)						50,685
Average purchase price (in dollars per share)						$ 78.93
Total purchase price, including commissions and fees						$ 4